Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep. 30, 2012
SIIT Ultra Short Duration Bond Fund (Prospectus Summary) | SIIT Ultra Short Duration Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ULTRA SHORT DURATION BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs affect the Fund's performance.
During the most recent fiscal year, the Fund's annualized portfolio turnover rate was 222% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	222.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Ultra Short Duration Bond Fund invests at least
80% of its net assets (plus the amount of any borrowings for investment purposes)
in investment grade U.S. dollar-denominated debt instruments, including: (i)
commercial paper and other corporate obligations; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S.
savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks) and foreign banks that meet certain asset requirements; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the
U.S. Government; (iv) mortgage-backed securities; (v) asset-backed securities;
(vi) fully-collateralized repurchase agreements involving any of the foregoing obligations; and (vii) U.S. dollar-denominated instruments of foreign issuers.
In addition, the Fund may invest in futures contracts, options, swaps and other similar instruments. The primary derivatives used by the Fund are futures contracts, options, interest rate swaps and credit default swaps. The Fund will primarily use futures contracts for hedging purposes to manage the Fund's exposure to interest rate risk. There will be times when the Fund utilizes futures contracts to take an active position to either add or reduce the interest rate sensitivity of the Fund. The Fund will primarily use options and swaps to either mitigate the Fund's overall level of risk or to gain exposure to a particular fixed income security or segment of the fixed income market.

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks attractively-valued securities that offer competitive yields and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads among various sectors and the duration of the
Fund's entire portfolio. Duration measures the price sensitivity of a fixed income security to changes in interest rates. For example, a five-year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. While the
Fund may invest in securities with any maturity or duration, the Fund will maintain a portfolio duration of 18 months or less under normal market conditions.

To achieve its investment goal, the Fund may invest in one or more SEI-sponsored funds to pursue its investment strategies in an efficient manner. The Fund may invest in a SEI-sponsored fund only if the SEI-sponsored fund invests in securities and pursues investment strategies that are consistent with the Fund's investment goal and strategy.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Asset-Backed Securities Risk - Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Credit Risk - The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk - The Fund's use of futures contracts, options, interest rate swaps and credit default swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Extension Risk - The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk - The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment Risk - The risk that non-U.S. securities may be subject to additional risk due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Investment Company Risk - When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an
ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk - The risk that short-duration fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Interest Rate Risk - The risk that the Fund's yield will decline due to falling interest rates. A rise in interest rates typically causes a fall in values of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in values of such securities.

Leverage Risk - The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk - The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Market Risk - The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Mortgage-Backed Securities Risk - Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Opportunity Risk - The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Prepayment Risk - The risk that with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

U.S. Government Securities Risk - Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on February 28, 2011. Because the Fund did not have a full calendar year of performance as of September 30, 2012, performance results have not been provided.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund did not have a full calendar year of performance as of September 30, 2012, performance results have not been provided.
SIIT Ultra Short Duration Bond Fund (Prospectus Summary) | SIIT Ultra Short Duration Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	22
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	68
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	118
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	268